Basis of Preparation - Summary of Impact of Adoption of IFRS 15 on Companys Consolidated Statement of Comprehensive Income (Loss) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	$ 343,870	$ 378,299
Finance expenses	(38,564)	(46,430)
Income tax recovery (expense)	(448)	(29,178)
Net loss	(35,774)	34,262
Total comprehensive loss	(22,099)	$ 22,294
Adjustment on initial application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	2,173
Finance expenses	(4,182)
Income tax recovery (expense)	542
Net loss	(1,467)
Total comprehensive loss	(1,467)
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	341,697
Finance expenses	(34,382)
Income tax recovery (expense)	(990)
Net loss	(34,307)
Total comprehensive loss	$ (20,632)